S000018426 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
MSCI World High Dividend Yield Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.95%	5.38%	6.34%
TWEEDY BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
Prospectus [Line Items]
Average Annual Return, Percent	0.22%	1.46%	3.57%
TWEEDY BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.02%)	(0.70%)	1.29%
TWEEDY BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.41%	1.19%	2.69%